Recently Issued Accounting Standards	12 Months Ended
Dec. 31, 2025
Accounting Changes and Error Corrections [Abstract]
Recently Issued Accounting Standards

3.	RECENTLY ISSUED ACCOUNTING STANDARDS

Adoption of new accounting standards

In August 2023, the FASB issued 2023-05 Business Combinations - Joint Venture Formations (Subtopic 805-60): Recognition and Initial Measurement. This update removes diversity in practice and requires certain joint ventures, upon formation, to apply a new basis of accounting consistent with ASC 805 Business Combinations in the joint venturer’s separate financial statements. This does not affect the Company's existing accounting policies or financial statements. This may affect the Company indirectly going forward via the impact on balance sheet values in the separate books of any newly formed equity method investees.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. These amendments require enhanced disclosures related to income taxes, including additional disaggregation within the effective tax rate reconciliation and expanded information regarding income taxes paid. We adopted this standard prospectively effective January 1, 2025 and have included enhanced disclosures in note 11 “Income taxes” of our consolidated financial statements included herein.

In July 2025, the FASB issued ASU 2025-05 - Financial Instruments - Credit Losses - Measurement of Credit Losses for Accounts Receivable and Contract Assets. The amendments provide a practical expedient for entities when estimating expected credit losses under the current expected credit loss model. We adopted the practical expedient and consider information about current conditions, including subsequent cash collections, in estimating our allowance for credit losses and have updated our accounting policy.

Accounting pronouncements that have been issued but not yet adopted

The following table provides a brief description of other recent accounting standards that have been issued but not yet adopted as of December 31, 2025:

Standard	Description	Expected date of Adoption	Effect on our Consolidated Financial Statements
ASU 2024-03 Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40)	The amendments require public business entities to provide additional disaggregated disclosures of certain expense captions presented on the face of the income statement. The ASU does not change the expense captions required to be presented in the income statement; rather, it requires entities to disclose specified categories of expense information in the notes to the consolidated financial statements in order to improve transparency and comparability.

		January 1, 2027	We are still assessing the impact of this ASU.

Standard	Description	Expected date of Adoption	Effect on our Consolidated Financial Statements
ASU 2025-03 - Business Combinations (Topic 805) and Consolidation (Topic 810) - Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity	The amendments require entities to consider the guidance in Topic 805 when determining the accounting acquirer in the acquisition of a VIE that is a business and the transaction is primarily effected by the exchange of equity interests. The ASU is intended to improve consistency in the determination of the accounting acquirer for certain VIE transactions and does not change the accounting for acquisitions of VIEs that are not a business.

		January 1, 2027	We are still assessing the impact of this ASU.
ASU 2025-04 - Compensation—Stock Compensation (Topic 718) and Revenue from Contracts with Customers (Topic 606) Clarifications to Share-Based Consideration Payable to a Customer	The amendments clarify the accounting for share-based payment awards granted by an entity as consideration payable to a customer. The ASU revises certain definitions and guidance within Topics 606 and 718, including clarifying the definition of a performance condition and eliminating the policy election related to forfeitures for service conditions associated with share-based consideration payable to a customer. The amendments are intended to reduce diversity in practice and improve consistency in application.

		January 1, 2027	We are still assessing the impact of this ASU.
ASU 2025-06 - Intangibles, Goodwill and Other Internal-Use Software	The amendments modernize the guidance for internal-use software by removing references to development stages and clarifying when capitalization of software development costs should begin. Capitalization commences once management authorizes and commits to funding a software project and it is probable that the project will be completed and used as intended. The ASU also introduces guidance for assessing the probable-to-complete threshold, including consideration of development uncertainty.

		January 1, 2027	We are still assessing the impact of this ASU.
ASU 2025-07 - Derivatives and Hedging (Topic 815) and Revenue from Contracts with Customers (Topic 606)	The amendments refine the scope of Topic 815 by clarifying which contracts are subject to derivative accounting. The ASU also provides clarification under Topic 606 regarding the accounting for share-based payments received from a customer in a revenue contract. The amendments are intended to improve clarity and consistency in the application of existing guidance.

		January 1, 2027	We are still assessing the impact of this ASU. Not expected to impact Golar.
ASU 2025-08 - Financial Instruments — Credit Losses (Topic 326): Purchased Loans	The amendments introduce the concept of purchased seasoned loans and expand the application of the gross-up approach for certain acquired financial assets subject to the current expected credit loss model. Under the amendments, expected credit losses at acquisition are added to the amortized cost basis of qualifying loans rather than recognized immediately in earnings. The ASU is intended to improve comparability and reduce complexity in accounting for acquired financial assets.

		January 1, 2027	No impact currently expected as a result of the adoption of this ASU.

Standard	Description	Expected date of Adoption	Effect on our Consolidated Financial Statements
ASU 2025-09 - Derivatives and Hedging (Topic 815): Hedge Accounting Improvements	The amendments refine and clarify certain aspects of hedge accounting under Topic 815. The guidance provides additional flexibility in the designation and measurement of hedging relationships, including improvements related to cash flow hedges, with the objective of better aligning hedge accounting outcomes with the Group's risk management activities.

		January 1, 2027	No impact currently expected as a result of the adoption of this ASU.
ASU 2025-11 - Interim Reporting (Topic 270): Narrow-Scope Improvements	The amendments clarify and enhance the guidance in Topic 270 relating to interim financial reporting. The ASU improves the organization and usability of interim disclosure requirements, incorporates cross-references to disclosure requirements from other Topics applicable at interim periods, and introduces a principle requiring disclosure of material events and changes occurring since the last annual reporting period. The amendments do not fundamentally change the interim reporting model.

		January 1, 2028	No material impact expected on disclosure requirements.
ASU 2025-12 - Codification Improvements	The amendments include technical corrections, clarifications and incremental improvements to various Topics within the FASB Accounting Standards Codification. The ASU is intended to enhance clarity, consistency and operability of existing guidance and is not expected to result in significant changes to current accounting practices.

		January 1, 2027	No material impact expected on disclosure requirements.